OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

(Dollars in millions)	December 31, 2025	December 31, 2024
Accrued payroll	$60.6	$43.2
Accrued expense	52.7	16.3
Collaboration payable	59.5	82.0
Other payables	3.1	6.3
Payable for collaboration assets	11.6	15.0
Other tax payables	7.9	3.4
Total other payables and accruals	$195.4	$166.2